Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income including noncontrolling interest	$ 4,721	$ 4,511	$ 4,357
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	(505)	71	(250)
Defined benefit pension and postretirement plans adjustment	1,245	201	(1,280)
Debt and equity securities - unrealized gain (loss)	0	4	0
Cash flow hedging instruments - unrealized gain (loss)	15	(45)	54
Total other comprehensive income (loss), net of tax	755	231	(1,476)
Comprehensive income (loss) including noncontrolling interest	5,476	4,742	2,881
Comprehensive (income) loss attributable to noncontrolling interest	20	(23)	(80)
Comprehensive income (loss) attributable to 3M	$ 5,496	$ 4,719	$ 2,801